Subordinated liabilities - Disclosure of subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities, opening balance	£ 41,875	£ 35,903
Issuances	9,808	11,222	£ 5,986
Redemptions	(5,665)	(5,067)
Other	(779)	(183)
Subordinated liabilities, closing balance	45,239	41,875	£ 35,903
Total subordinated liabilities	45,826	42,412
At fair value
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities, opening balance	537
Subordinated liabilities, closing balance	£ 587	£ 537